Acquisitions (Narrative) (Details) ¥ in Thousands, $ in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Jul. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Acquisitions
Revaluation gain of previously held equity interests								¥ 144,434
Zenith Group
Acquisitions
Percentage of equity interest acquired			7.40%
Consideration transferred				¥ 156,500	$ 22.4
Cash consideration			¥ 296,796
Chaodian Group
Acquisitions
Percentage of equity interest acquired		72.00%
Consideration transferred	¥ 744,600	¥ 288,600					¥ 986,400
Carrying value of acquired assets and liabilities		¥ 909,600
Cash consideration	250,500
Difference between the total consideration and the carrying value of the noncontrolling interest as additional paid in capital	¥ 193,300
Chaodian Group | Class Z Ordinary Shares
Acquisitions
Business combination number of equity shares issued | shares	1,731,100
Other acquisitions
Acquisitions
Revaluation gain of previously held equity interests								138,600
Cash consideration						¥ 295,323	¥ 70,000	391,071
Investment income, net | Zenith Group
Acquisitions
Revaluation gain of previously held equity interests								¥ 5,800
Before Second Acquisition [Member] | Zenith Group
Acquisitions
Percentage of equity interest owned after transactions			71.90%
Before Second Acquisition [Member] | Chaodian Group
Acquisitions
Percentage of equity interest owned after transactions		63.60%
After Second Acquisition [Member] | Zenith Group
Acquisitions
Percentage of equity interest owned after transactions				28.10%	28.10%		28.10%
After Second Acquisition [Member] | Chaodian Group
Acquisitions
Percentage of equity interest owned after transactions	100.00%